RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended																				12 Months Ended						12 Months Ended							12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 2010 and prior initiatives	Dec. 31, 2011 2011 initiatives	Dec. 31, 2012 2011 and prior initiatives	Dec. 31, 2012 2012 initiatives	Dec. 31, 2013 2012 and prior initiatives	Dec. 31, 2013 2013 initiatives	Dec. 31, 2013 Workforce reductions item	Dec. 31, 2012 Workforce reductions	Dec. 31, 2011 Workforce reductions	Dec. 31, 2011 Workforce reductions 2010 and prior initiatives	Dec. 31, 2011 Workforce reductions 2011 initiatives	Dec. 31, 2012 Workforce reductions 2011 and prior initiatives	Dec. 31, 2012 Workforce reductions 2012 initiatives	Dec. 31, 2013 Workforce reductions 2012 and prior initiatives	Dec. 31, 2013 Workforce reductions 2013 initiatives	Dec. 31, 2012 Demolition and decommissioning	Dec. 31, 2010 Demolition and decommissioning	Dec. 31, 2011 Demolition and decommissioning 2010 and prior initiatives	Dec. 31, 2012 Demolition and decommissioning 2011 and prior initiatives	Dec. 31, 2013 Demolition and decommissioning 2012 and prior initiatives	Dec. 31, 2013 Non-cancelable lease and contract termination costs	Dec. 31, 2011 Non-cancelable lease and contract termination costs	Dec. 31, 2010 Non-cancelable lease and contract termination costs	Dec. 31, 2011 Non-cancelable lease and contract termination costs 2010 and prior initiatives	Dec. 31, 2011 Non-cancelable lease and contract termination costs 2011 initiatives	Dec. 31, 2012 Non-cancelable lease and contract termination costs 2011 and prior initiatives	Dec. 31, 2013 Non-cancelable lease and contract termination costs 2012 and prior initiatives	Dec. 31, 2012 Other restructuring costs	Dec. 31, 2011 Other restructuring costs	Dec. 31, 2013 Other restructuring costs	Dec. 31, 2011 Other restructuring costs 2010 and prior initiatives	Dec. 31, 2011 Other restructuring costs 2011 initiatives	Dec. 31, 2012 Other restructuring costs 2011 and prior initiatives	Dec. 31, 2012 Other restructuring costs 2012 initiatives	Dec. 31, 2013 Other restructuring costs 2012 and prior initiatives	Dec. 31, 2013 Other restructuring costs 2013 initiatives
Accrued restructuring costs rollforward
Accrued liabilities at the beginning of the period	$ 105	$ 92	$ 49							$ 90	$ 73	$ 36								$ 1				$ 15	$ 17	$ 7					$ 2	$ 5	$ 1
Restructuring charges				23	89	24	69	121	36				4	87	9	64	32	28			2	5	16				10	1		53				7	1	10	5	20	8
Reversal of reserves no longer required	(26)	(16)	(5)							(22)	(15)	(5)												(4)							(1)
Restructuring payments				(38)	(14)	(50)	(18)	(104)	(18)				(26)	(13)	(31)	(12)	(66)	(10)			(3)	(6)	(16)				(1)		(2)	(3)				(8)	(1)	(11)	(6)	(19)	(8)
Net activity of discontinued operations	(3)		(2)																					(3)								(2)
Foreign currency effect on liability balance	2	4	(10)								2	(10)							1					2							1
Accrued liabilities at the end of the period	$ 113	$ 105	$ 92							$ 52	$ 90	$ 73								$ 1				$ 60	$ 17	$ 7						$ 2	$ 1
Number of positions terminated										403
Number of positions not terminated										324